Stockholders' Equity - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Jul. 24, 2015	Jul. 06, 2015	Dec. 17, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 16, 2014	Dec. 05, 2014
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				300,000,000	300,000,000	300,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued				29,279,522	39,833,023	29,279,522
Common stock, outstanding				29,279,522	39,833,023	29,279,522		13,863,647
Preferred stock, shares authorized					10,000,000		10,000,000
Preferred stock, par value					$ 0.001		$ 0.001
Preferred stock issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Aggregate cash proceeds from issuance of shares						$ 7,342,076
Shares issued under options plan					305,329
Warrants issued to placement agents			542,360
Exercise price of warrants issued to placement agents			$ 2.00		$ 2.00
Number of shares, Options exercised					5,000	0
Gross proceeds from issuance initial public offering		$ 28,300,000
Net proceeds from issuance initial public offering		$ 25,800,000
Placement agents [Member]
Schedule Of Stockholders Equity [Line Items]
Sales of common stock, price per share	$ 2.75
Number of shares, Options exercised	1,211,827
Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Stock issued					10,302,736	6,779,510
Number of shares, Options exercised					5,000
Common Stock [Member] | Private Placement [Member]
Schedule Of Stockholders Equity [Line Items]
Stock issued			6,779,510
Sales of common stock, price per share			$ 2.00
Proceeds from sale of stock, gross			$ 13,600,000
Proceeds from sale of stock, net			$ 12,000,000
Common Stock [Member] | IPO [Member]
Schedule Of Stockholders Equity [Line Items]
Stock issued		9,090,909
Sales of common stock, price per share		$ 2.75
2014 Incentive Plan [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock reserved for issuance			3,200,000
Shares issued under options plan			2,519,500
Common stock available for grant			680,500
Marika Inc. [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, outstanding			2,500,012
Pieris AG [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, outstanding			20,000,000
Series C Preferred Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Preferred stock issued			10,671,037	5,662,167		5,662,167
Aggregate cash proceeds from issuance of shares				$ 7,400,000
Convertible stockholder loans, including accrued interest				$ 4,400,000
Converted series c preferred shares				5,008,870